Equity: Schedule of Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss) available to common shareholders	$ 649,604	$ 648,433	$ (60,757)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Earnings (loss) per common share (in U.S. dollars)	$ 1.56	$ 1.56	$ (0.15)